Cover	Oct. 12, 2023
Cover [Abstract]
Entity Registrant Name	BIONEXUS GENE LAB CORP.
Entity Central Index Key	0001737523
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by BioNexus Gene Lab Corp. (the “Company”) with the Securities and Exchange Commission on October 16, 2023 (the “Original Report”). It is being filed to update the Company’s disclosure under Item 5.02 of the Original Report to disclose the family relationship between the newly appointed Chief Executive Officer and director and the Company’s Chief Financial Officer (“CFO”). The Original Report otherwise remains unchanged.
Entity Emerging Growth Company	true
Document Period End Date	Oct. 12, 2023
Entity Ex Transition Period	false
Entity File Number	333-229399
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit 2, Level 10, Tower B, Avenue 3
Entity Address Address Line 2	The Vertical Business Suite II Bangar South
Entity Address Address Line 3	No. 8 Jalan Kerinchi
Entity Address City Or Town	Kuala Lumpur
Entity Address Postal Zip Code	59200
City Area Code	60
Local Phone Number	1221-26512
Security 12b Title	Common Stock, no par value
Trading Symbol	BGLC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	MY